   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 6, 2007


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549





             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-6742


                                 MONARCH FUNDS
                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101
                                 207-879-1900


                                JACK J. SINGER
                       MONARCH INVESTMENT ADVISORS, LLC
                              950 CORONADO DRIVE
                               ARCADIA, CA 91007
                                 626-447-4717

                      Date of fiscal year end: August 31

         Date of reporting period: September 1, 2006 - August 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

  AUGUST 31, 2007


DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

ANNUAL REPORT

                                 MONARCH FUNDS

                                    [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

August 31, 2007

Dear Shareholders:

Since our February, 2007 semi-annual report, Federal Reserve monetary policy has changed considerably. The Federal Reserve has gone from holding the Fed Funds rate stable at 5 1/4% to lowering the rate to 4 3/4% as of September 18th. This action was taken due to concerns that the domestic economy may be impacted due to the collapse of the sub-prime mortgage market and the wide ranging financial dislocations this may have. We view this as a positive for the domestic economy and that over the coming months the initial effects of the mortgage market dislocations will dissipate.

Our investment approach throughout the recent volatile fixed income market time period has been and will continue to be focused on seeking to maintain the highest credit quality in our portfolios consistent with providing our investors with a competitive return. Since the inception of the Monarch Funds fifteen years ago, we have remained committed to maintaining a $1.00 Net Asset Value per share, providing daily liquidity and competitive returns through the skilled and prudent portfolio management our shareholders have come to expect. We thank all of our investors and the financial intermediaries we serve for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. FORESIDE FUND SERVICES, LLC, DISTRIBUTOR.

 MONARCH FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders
Monarch Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund, and Daily Assets Cash Fund (collectively, the "Funds"), each a series of the Monarch Funds, as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund, and Daily Assets Cash Fund as of August 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ KPMG LLP


October 25, 2007

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

August 31, 2007

   FACE
  AMOUNT                               SECURITY DESCRIPTION                                 RATE      MATURITY    VALUE
----------- --------------------------------------------------------------------------  ------------  -------- -----------
            U.S. TREASURY BILLS # - 36.0%
$21,000,000 U.S. Treasury Bills                                                         3.09% - 3.91% 09/20/07 $20,960,607
  6,000,000 U.S. Treasury Bill                                                                  3.35  11/01/07   5,966,145
                                                                                                               -----------

                                                                                                                26,926,752
                                                                                                               -----------

            REPURCHASE AGREEMENTS - 64.1%
 14,872,000 Bank of America Securities, dated 08/31/07, to be repurchased at
             $14,880,180; collateralized by various U.S. Treasury Obligations                   4.95  09/04/07  14,872,000
 11,000,000 Citigroup, dated 08/31/07, to be repurchased at $11,005,806;
             collateralized by various U.S. Treasury Obligations                                4.75  09/04/07  11,000,000
 11,000,000 Deutsche Bank Securities, Inc., dated 08/31/07, to be repurchased at
             $11,006,233; collateralized by various U.S. Treasury Obligations                   5.10  09/04/07  11,000,000
 11,000,000 Merrill Lynch, dated 08/31/07, to be repurchased at $11,005,989;
             collateralized by various U.S. Treasury Obligations                                4.90  09/04/07  11,000,000
                                                                                                               -----------

            Total Repurchase Agreements                                                                         47,872,000
                                                                                                               -----------

            Total Investments at Amortized Cost* - 100.1%                                                      $74,798,752
            Other Assets and Liabilities, Net - (0.1%)                                                             (44,245)
                                                                                                               -----------
            NET ASSETS - 100.0%                                                                                $74,754,507
                                                                                                               ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Repurchase Agreements                                                               64.0%
            U.S. Treasury Bills                                                                 36.0%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

August 31, 2007


   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITY - 92.5%
            GOVERNMENT BOND # - 92.5%
$ 2,000,000 Federal Home Loan Bank - Discount Note                                      5.17% 09/05/07 $ 1,998,856
 15,000,000 Federal Home Loan Bank - Discount Note                                      4.82  11/21/07  14,839,350
                                                                                                       -----------

            Total U.S. Government Securities                                                            16,838,206
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - 7.2%
  1,300,000 Dreyfus Treasury Prime Cash Management Fund                                 3.52             1,300,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 99.7%                                               $18,138,206
            Other Assets and Liabilities, Net - 0.3%                                                        57,677
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $18,195,883
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Government Security                                                    92.8%
            Money Market Fund                                                            7.2%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

August 31, 2007

    FACE
   AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
------------ --------------------------------------------------------------------------  ----  -------- ------------
             U.S. GOVERNMENT SECURITIES - 68.5%
             GOVERNMENT BOND # - 65.3%
$100,000,000 Federal Home Loan Bank - Discount Note                                      4.50% 09/04/07 $ 99,962,500
 150,000,000 Federal Home Loan Bank - Discount Note                                      4.90  09/06/07  149,897,917
                                                                                                        ------------

             Total Government Bond                                                                       249,860,417
                                                                                                        ------------

             SMALL BUSINESS ADMINISTRATION (+/-) - 3.2%
     598,018 Pool #502150                                                                6.25  02/25/18      600,777
   1,172,318 Pool #503152                                                                5.88  11/25/20    1,172,318
     860,859 Pool #503461                                                                6.00  09/25/21      861,228
   1,033,643 Pool #503553                                                                5.88  11/25/21    1,034,282
     860,646 Pool #503909                                                                5.75  10/25/22      860,408
   3,202,812 Pool #504366                                                                5.63  02/25/24    3,196,529
   2,234,546 Pool #504719                                                                5.88  07/25/24    2,234,546
     787,429 Pool #504727                                                                5.88  09/25/24      787,429
     605,244 Pool #504765                                                                5.88  10/25/09      604,825
     796,609 Pool #504769                                                                5.88  10/25/24      796,609
                                                                                                        ------------

             Total Small Business Administration                                                          12,148,951
                                                                                                        ------------

             Total U.S. Government Securities                                                            262,009,368
                                                                                                        ------------

             REPURCHASE AGREEMENTS - 31.3%
  19,770,000 Bank of America Securities, dated 08/31/07, to be repurchased at
              $19,781,423; collateralized by various U.S. Government Agency Obligations  5.20  09/04/07   19,770,000
  50,000,000 Citigroup, dated 08/31/07, to be repurchased at $50,029,167; collaterized
              by various U.S. Government Agency Obligations                              5.25  09/04/07   50,000,000
  50,000,000 Deutsche Bank Securities, Inc., dated 8/31/07, to be repurchased at
              $50,030,000; collaterized by various U.S. Government Agency Obligations    5.40  09/04/07   50,000,000
                                                                                                        ------------

             Total Repurchase Agreements                                                                 119,770,000
                                                                                                        ------------

             Total Investments at Amortized Cost* - 99.8%                                               $381,779,368
             Other Assets and Liabilities, Net - 0.2%                                                        576,451
                                                                                                        ------------
             NET ASSETS - 100.0%                                                                        $382,355,819
                                                                                                        ============

             PORTFOLIO HOLDINGS
             % OF TOTAL INVESTMENTS
             U.S. Government Securities                                                  68.6%
             Repurchase Agreements                                                       31.4%

             #  Rates shown are annualized yields at time of purchase.
             (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2007.
             *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

August 31, 2007

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            COMMERCIAL PAPER # - 17.5%
$25,000,000 Citigroup Funding, Inc.                                                     5.38% 10/01/07 $ 24,888,542
 25,000,000 International Lease Finance Corp.                                           5.27  09/07/07   24,978,167
 25,000,000 Proctor & Gamble International Finance                                      5.29  10/19/07   24,825,666
 25,000,000 UBS Finance Delaware, LLC                                                   5.30  09/04/07   24,989,010
                                                                                                       ------------

            Total Commercial Paper                                                                       99,681,385
                                                                                                       ------------

            CORPORATE NOTES (+/-) - 38.5%
 25,000,000 AllState Life Global Funding Trust^                                         5.44  04/14/08   25,016,563
 15,000,000 American Express Credit Co.                                                 5.62  01/15/08   15,002,175
 25,000,000 American Honda Finance Corp.^                                               5.59  11/15/07   25,003,036
 24,750,000 ASIF Global Financing XXI^                                                  5.71  03/14/08   24,800,172
  8,450,000 CIT Group, Inc.                                                             5.59  09/20/07    8,451,081
  8,000,000 CIT Group, Inc.                                                             5.57  02/21/08    7,998,855
 20,000,000 Deutsche Bank of New York                                                   5.36  06/19/08   20,006,018
 25,000,000 General Electric Capital Corp.                                              5.42  01/03/08   25,008,356
 25,000,000 JP Morgan Chase & Co.                                                       5.43  01/25/08   25,009,653
  6,050,000 Lehman Brothers Holdings, Inc.                                              5.54  05/29/08    6,052,164
 10,000,000 Merrill Lynch & Co., Inc.                                                   5.49  10/19/07   10,002,158
  8,085,000 Morgan Stanley                                                              5.41  03/07/08    8,088,250
 12,000,000 Royal Bank of Scotland Plc^                                                 5.37  04/11/08   12,003,079
  7,393,000 Wells Fargo & Co.                                                           5.42  09/28/07    7,393,581
                                                                                                       ------------

            Total Corporate Notes                                                                       219,835,141
                                                                                                       ------------

            GOVERNMENT BONDS # - 17.3%
 40,000,000 Federal Farm Credit - Discount Note                                         4.90  09/05/07   39,978,222
 20,000,000 Federal Farm Credit - Discount Note                                         4.90  09/06/07   19,986,389
 38,658,000 Federal Home Loan Bank - Discount Note                                      4.50  09/04/07   38,643,503
                                                                                                       ------------

            Total Government Bonds                                                                       98,608,114
                                                                                                       ------------

            REPURCHASE AGREEMENTS - 26.5%
 45,500,000 Bank of America Securities, dated 08/31/07, to be repurchased at
             $45,526,289; collateralized by various U.S. Government Agency Obligations  5.20  09/04/07   45,500,000
 55,740,000 Citigroup, dated 08/31/07, to be repurchased at $55,772,515;
             collateralized by various U.S. Government Agency Obligations               5.25  09/04/07   55,740,000
 50,000,000 Deutsche Bank Securities, Inc., dated 08/31/07, to be repurchased at
             $50,030,000; collateralized by various U.S. Government Agency Obligations  5.40  09/04/07   50,000,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                 151,240,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - 99.8%                                               $569,364,640
            Other Assets and Liabilities, Net - 0.2%                                                      1,224,879
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $570,589,519
                                                                                                       ============

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Corporate Notes                                                             38.6%
            Repurchase Agreements                                                       26.6%
            Commercial Paper                                                            17.5%
            Government Bonds                                                            17.3%

            #  Rates shown are annualized yields at time of purchase.
            (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2007.
            ^  Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $86,822,850 or 15.2% of net assets.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2007

                                                                          DAILY ASSETS
                                                             DAILY ASSETS  GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                               TREASURY   OBLIGATIONS   GOVERNMENT       CASH
                                                                 FUND         FUND         FUND          FUND
                                                             ------------ ------------ ------------  ------------
Assets
  Investments:
    Securities at amortized cost                             $26,926,752  $18,138,206  $262,009,368  $418,124,640
    Repurchase agreements                                     47,872,000           --   119,770,000   151,240,000
  Cash                                                            40,150      147,544        98,514        98,525
  Receivables:
    Dividends                                                         --        3,033            --            --
    Interest                                                       6,551           --       138,590     1,654,216
    Investment securities sold                                        --           --       613,970            --
    Other receivables                                              7,890           --            --         8,723
  Prepaid expenses and other assets                                5,841        7,814        25,655        73,245
                                                             -----------  -----------  ------------  ------------
Total Assets                                                  74,859,184   18,296,597   382,656,097   571,199,349
                                                             -----------  -----------  ------------  ------------

Liabilities
  Payables:
    Dividends                                                     26,644       74,765        51,410       298,607
  Accrued expenses:
    Payable to adviser                                             2,823          778        13,685        19,333
    Other expenses and other liabilities                          75,210       25,171       235,183       291,890
                                                             -----------  -----------  ------------  ------------
Total Liabilities                                                104,677      100,714       300,278       609,830
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $74,754,507  $18,195,883  $382,355,819  $570,589,519
                                                             ===========  ===========  ============  ============

Components of Net Assets
  Paid-in capital                                            $74,746,000  $18,196,905  $382,373,388  $570,588,588
  Undistributed (distributions in excess of) net investment
   income                                                             11          409       (31,721)        1,501
  Accumulated net realized gain (loss)                             8,496       (1,431)       14,152          (570)
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $74,754,507  $18,195,883  $382,355,819  $570,589,519
                                                             ===========  ===========  ============  ============

Net Assets by Class of Shares
  Preferred Shares                                           $        --  $        --  $140,173,371  $ 69,354,332
  Universal Shares                                                    --   18,195,883    29,134,194   102,838,108
  Institutional Service Shares                                 8,767,514           --    37,480,386    54,799,333
  Institutional Shares                                                --           --    74,905,354   104,420,329
  Investor Shares                                             65,986,993           --   100,662,514   236,992,777
  B Shares                                                            --           --            --       490,201
  C Shares                                                            --           --            --     1,694,439
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $74,754,507  $18,195,883  $382,355,819  $570,589,519
                                                             ===========  ===========  ============  ============

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                    --           --   140,169,045    69,351,641
  Universal Shares                                                    --   18,216,138    29,172,353   102,839,768
  Institutional Service Shares                                 8,762,113           --    37,479,308    54,797,940
  Institutional Shares                                                --           --    74,898,244   104,419,994
  Investor Shares                                             65,983,896           --   100,654,451   236,994,712
  B Shares                                                            --           --            --       490,188
  C Shares                                                            --           --            --     1,694,380

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                     $      1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Year Ended August 31, 2007

                                                    DAILY ASSETS
                                       DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                         TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                           FUND         FUND         FUND         FUND
                                       ------------ ------------ ------------ ------------
Investment Income:
  Interest income                       $4,153,155   $ 938,913   $20,606,211  $31,316,835
  Dividend income                           12,153      33,581            --           --
                                        ----------   ---------   -----------  -----------
Total Investment Income                  4,165,308     972,494    20,606,211   31,316,835
                                        ----------   ---------   -----------  -----------
Expenses:
  Investment adviser fees                   31,390       9,360       148,264      226,022
  Administrator fees
    Preferred Shares                            --          --       129,135      171,903
    Universal Shares                            --      20,591        79,502       79,603
    Institutional Service Shares            16,452          --        35,573       62,820
    Institutional Shares                        --          --        82,099      105,965
    Investor Shares                         72,528          --        97,595      220,404
    B Shares                                    --          --            --       23,986
    C Shares                                    --          --            --       24,718
  Shareholder service fees
    Institutional Service Shares            29,912          --        64,680      114,219
    Institutional Shares                        --          --       149,271      192,665
    Investor Shares                        131,870          --       177,447      400,738
    B Shares                                    --          --            --          564
    C Shares                                    --          --            --        2,226
  Distribution fees
    Investor Shares                        164,836          --       221,806      500,917
    B Shares                                    --          --            --        1,692
    C Shares                                    --          --            --        6,677
  Compliance services fees                  10,283       6,879        11,055        3,652
  Transfer agency fees
    Preferred Shares                            --          --        14,840       21,320
    Universal Shares                            --      24,118        51,165       53,621
    Institutional Service Shares            27,929          --        46,800       73,297
    Institutional Shares                        --          --       171,150      211,115
    Investor Shares                        154,177          --       201,681      426,907
    B Shares                                    --          --            --       15,551
    C Shares                                    --          --            --       16,899
  Custodian fees                             8,446       1,947        41,000       60,722
  Professional fees                         40,635      35,817        34,850       45,867
  Accountant fees                           51,142      38,847        99,989      123,737
  Registration fees                          5,811       6,016        35,173       60,244
  Trustees' fees and expenses                7,262       1,962        47,769       60,831
  Miscellaneous expenses                    24,089       1,317        49,101       66,353
                                        ----------   ---------   -----------  -----------
Total Expenses                             776,762     146,854     1,989,945    3,375,235
  Expenses reimbursed and fees waived     (152,372)   (108,669)     (373,005)    (512,078)
                                        ----------   ---------   -----------  -----------
Net Expenses                               624,390      38,185     1,616,940    2,863,157
                                        ----------   ---------   -----------  -----------
Net Investment Income                    3,540,918     934,309    18,989,271   28,453,678
                                        ----------   ---------   -----------  -----------
Net Realized Gain on Investments             8,496       3,790        14,150       13,702
                                        ----------   ---------   -----------  -----------
Increase in Net Assets from Operations  $3,549,414   $ 938,099   $19,003,421  $28,467,380
                                        ==========   =========   ===========  ===========

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         DAILY ASSETS                     DAILY ASSETS
                                                                         TREASURY FUND             GOVERNMENT OBLIGATIONS FUND
                                                               --------------------------------  ------------------------------
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                               AUGUST 31, 2007  AUGUST 31, 2006  AUGUST 31, 2007 AUGUST 31, 2006
                                                               ---------------  ---------------  --------------- ---------------
Operations
  Net investment income                                        $     3,540,918  $     2,619,720   $    934,309    $    763,875
  Net realized gain on investments                                       8,496               --          3,790              --
                                                               ---------------  ---------------   ------------    ------------
Increase in Net Assets from Operations                               3,549,414        2,619,720        938,099         763,875
                                                               ---------------  ---------------   ------------    ------------
Distributions to Shareholders from
  Net investment income--Universal Shares                                   --               --       (934,308)       (763,875)
  Net investment income--Institutional Service Shares                 (704,968)        (511,144)            --              --
  Net investment income--Investor Shares                            (2,835,952)      (2,108,577)            --              --
                                                               ---------------  ---------------   ------------    ------------
Total Distributions to Shareholders                                 (3,540,920)      (2,619,721)      (934,308)       (763,875)
                                                               ---------------  ---------------   ------------    ------------
Capital Share Transactions (in dollars and shares)
  Sale of shares--Universal Shares                                          --               --     16,200,785      17,890,345
  Sale of shares--Institutional Service Shares                      59,251,693       56,995,099             --              --
  Sale of shares--Investor Shares                                1,099,309,749    1,027,908,338             --              --
  Reinvestment of distributions--Universal Shares                           --               --         10,616          10,377
  Reinvestment of distributions--Institutional Service Shares          543,453          426,729             --              --
  Reinvestment of distributions--Investor Shares                     2,818,966        2,107,066             --              --
  Redemption of shares--Universal Shares                                    --               --    (16,862,876)    (16,479,139)
  Redemption of shares--Institutional Service Shares               (66,160,159)     (54,166,582)            --              --
  Redemption of shares--Investor Shares                         (1,094,960,263)  (1,018,150,465)            --              --
                                                               ---------------  ---------------   ------------    ------------
Increase (Decrease) from Capital Transactions                          803,439       15,120,185       (651,475)      1,421,583
                                                               ---------------  ---------------   ------------    ------------
Increase (Decrease) in Net Assets                                      811,933       15,120,184       (647,684)      1,421,583
                                                               ---------------  ---------------   ------------    ------------
Net Assets
  Beginning of Period                                               73,942,574       58,822,390     18,843,567      17,421,984
                                                               ---------------  ---------------   ------------    ------------
  End of Period                                                $    74,754,507  $    73,942,574   $ 18,195,883    $ 18,843,567
                                                               ===============  ===============   ============    ============
Undistributed (distributions in excess of)
 Net Investment Income                                         $            11  $            13   $        409    $        408
                                                               ===============  ===============   ============    ============

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          DAILY ASSETS
                                                                        GOVERNMENT FUND
                                                               ---------------------------------
                                                                 YEAR ENDED        YEAR ENDED
                                                               AUGUST 31, 2007   AUGUST 31, 2006
                                                               ---------------  ----------------
Operations
  Net investment income (loss)                                 $    18,989,271  $     56,933,808
  Net realized gain (loss) on investments                               14,150                --
                                                               ---------------  ----------------
Increase (Decrease) in Net Assets from Operations                   19,003,421        56,933,808
                                                               ---------------  ----------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                           (6,134,632)      (46,380,538)
  Net investment income--Universal Shares                           (3,713,783)       (1,758,977)
  Net investment income--Institutional Service Shares               (1,582,715)       (2,557,679)
  Net investment income--Institutional Shares                       (3,564,712)       (3,863,892)
  Net investment income--Investor Shares                            (3,996,725)       (2,372,632)
  Net investment income--B Shares                                           --                --
  Net investment income--C Shares                                           --                --
                                                               ---------------  ----------------
Total Distributions to Shareholders                                (18,992,567)      (56,933,718)
                                                               ---------------  ----------------
Capital Share Transactions (in dollars and shares)
  Sale of shares--Preferred Shares                               1,242,343,346    13,961,573,134
  Sale of shares--Universal Shares                                 463,703,586       261,380,787
  Sale of shares--Institutional Service Shares                     223,481,697       406,813,980
  Sale of shares--Institutional Shares                             742,566,876     1,101,577,846
  Sale of shares--Investor Shares                                1,233,465,393     1,183,921,865
  Sale of shares--B Shares                                                  --                --
  Sale of shares--C Shares                                                  --                --
  Reinvestment of distributions--Preferred Shares                    5,634,900        46,189,852
  Reinvestment of distributions--Universal Shares                    3,699,021         1,761,741
  Reinvestment of distributions--Institutional Service Shares        1,575,394         2,557,455
  Reinvestment of distributions--Institutional Shares                3,162,004         3,318,919
  Reinvestment of distributions--Investor Shares                     3,984,410         2,359,987
  Reinvestment of distributions--B Shares                                   --                --
  Reinvestment of distributions--C Shares                                   --                --
  Redemption of shares--Preferred Shares                        (1,219,729,132)  (13,917,158,610)
  Redemption of shares--Universal Shares                          (480,793,053)     (245,398,091)
  Redemption of shares--Institutional Service Shares              (234,450,705)     (417,918,604)
  Redemption of shares--Institutional Shares                      (744,668,649)   (1,087,896,148)
  Redemption of shares--Investor Shares                         (1,204,536,860)   (1,181,095,338)
  Redemption of shares--B Shares                                            --                --
  Redemption of shares--C Shares                                            --                --
                                                               ---------------  ----------------
Increase (Decrease) from Capital Transactions                       39,438,228       121,988,775
                                                               ---------------  ----------------
Increase (Decrease) in Net Assets                                   39,449,082       121,988,865
                                                               ---------------  ----------------
Net Assets
  Beginning of Period                                              342,906,737       220,917,872
                                                               ---------------  ----------------
  End of Period                                                $   382,355,819  $    342,906,737
                                                               ===============  ================
Undistributed (distributions in excess of)
 Net Investment Income                                         $       (31,721) $        (28,425)
                                                               ===============  ================

                                                                         DAILY ASSETS
                                                                           CASH FUND
                                                               --------------------------------
                                                                 YEAR ENDED       YEAR ENDED
                                                               AUGUST 31, 2007  AUGUST 31, 2006
                                                               ---------------  ---------------
Operations
  Net investment income (loss)                                 $    28,453,678  $    17,852,956
  Net realized gain (loss) on investments                               13,702             (687)
                                                               ---------------  ---------------
Increase (Decrease) in Net Assets from Operations                   28,467,380       17,852,269
                                                               ---------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                           (8,193,071)      (2,675,457)
  Net investment income--Universal Shares                           (3,734,857)      (2,592,894)
  Net investment income--Institutional Service Shares               (2,804,839)      (1,365,993)
  Net investment income--Institutional Shares                       (4,615,665)      (2,748,374)
  Net investment income--Investor Shares                            (9,062,066)      (8,454,554)
  Net investment income--B Shares                                       (8,381)          (3,648)
  Net investment income--C Shares                                      (33,052)         (11,722)
                                                               ---------------  ---------------
Total Distributions to Shareholders                                (28,451,931)     (17,852,642)
                                                               ---------------  ---------------
Capital Share Transactions (in dollars and shares)
  Sale of shares--Preferred Shares                               1,479,999,002      690,893,357
  Sale of shares--Universal Shares                                 711,452,056      739,799,611
  Sale of shares--Institutional Service Shares                     367,725,335      352,393,100
  Sale of shares--Institutional Shares                           1,049,036,474      899,609,574
  Sale of shares--Investor Shares                                2,852,482,706    3,944,036,139
  Sale of shares--B Shares                                             499,657          414,954
  Sale of shares--C Shares                                           2,505,898        1,663,874
  Reinvestment of distributions--Preferred Shares                    4,167,357          364,322
  Reinvestment of distributions--Universal Shares                    3,352,850        2,331,253
  Reinvestment of distributions--Institutional Service Shares        2,797,725        1,355,076
  Reinvestment of distributions--Institutional Shares                4,427,997        2,507,112
  Reinvestment of distributions--Investor Shares                     8,420,806        7,735,675
  Reinvestment of distributions--B Shares                                8,381            3,647
  Reinvestment of distributions--C Shares                               33,051           11,735
  Redemption of shares--Preferred Shares                        (1,516,318,866)    (629,499,253)
  Redemption of shares--Universal Shares                          (690,668,285)    (702,705,553)
  Redemption of shares--Institutional Service Shares              (370,491,479)    (326,119,193)
  Redemption of shares--Institutional Shares                    (1,048,368,336)    (859,445,718)
  Redemption of shares--Investor Shares                         (2,831,373,592)  (3,981,055,792)
  Redemption of shares--B Shares                                      (340,991)        (125,545)
  Redemption of shares--C Shares                                    (1,712,222)        (844,167)
                                                               ---------------  ---------------
Increase (Decrease) from Capital Transactions                       27,635,524      143,324,208
                                                               ---------------  ---------------
Increase (Decrease) in Net Assets                                   27,650,973      143,323,835
                                                               ---------------  ---------------
Net Assets
  Beginning of Period                                              542,938,546      399,614,711
                                                               ---------------  ---------------
  End of Period                                                $   570,589,519  $   542,938,546
                                                               ===============  ===============
Undistributed (distributions in excess of)
 Net Investment Income                                         $         1,501  $          (246)
                                                               ===============  ===============

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                      SELECTED DATA FOR A SINGLE SHARE                                Net
                  -------------------------------------------------------------------------        Assets at
                  Beginning                  Net     Distributions  Distributions  Ending           End of
Year Ended        Net Asset    Net        Realized     from Net       from Net    Net Asset         Period
August 31,        Value Per Investment     Gain on    Investment      Realized      Value   Total   (000's
(except as noted)   Share     Income     Investments    Income          Gains     Per Share Return Omitted)
----------------- --------- ----------   ----------- -------------  ------------- --------- ------ ---------
-                 -         -            -           -              -             -         -      -

DAILY ASSETS TREASURY FUND

  Institutional Service Shares/(b)/
------------------------------------------------------------------------------------------------------------
 2007               $1.00     $0.05/(c)/     --/(d)/    $(0.05)          --         $1.00   4.79%   $ 8,768
 2006                1.00      0.04/(c)/     --          (0.04)          --          1.00   4.06%    15,131
 2005                1.00      0.02/(c)/     --/(d)/     (0.02)          --          1.00   2.03%    11,876
 2004                1.00      0.01          --          (0.01)          --          1.00   0.59%    15,552
 2003                1.00      0.01          --          (0.01)          --          1.00   0.84%    35,074

  Investor Shares
------------------------------------------------------------------------------------------------------------
 2007                1.00      0.04/(c)/     --/(d)/     (0.04)          --          1.00   4.39%    65,987
 2006                1.00      0.04/(c)/     --          (0.04)          --          1.00   3.65%    58,811
 2005                1.00      0.02/(c)/     --/(d)/     (0.02)          --          1.00   1.64%    46,946
 2004                1.00        --/(d)/     --             --/(d)/      --          1.00   0.20%    56,217
 2003                1.00        --/(d)/     --             --/(d)/      --          1.00   0.45%    96,827

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

  Universal Shares/(e)/
------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(c)/     --/(d)/     (0.05)          --          1.00   5.10%    18,196
 2006                1.00      0.04/(c)/     --          (0.04)          --          1.00   4.30%    18,844
 2005                1.00      0.02/(c)/     --          (0.02)          --          1.00   2.27%    17,422
 2004                1.00      0.01          --/(d)/     (0.01)          --          1.00   0.91%    20,383
 2003                1.00      0.01          --          (0.01)          --          1.00   1.18%    24,752

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
  Ratios to Average Net Assets
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(a)/   Income
---------------------------------




----------------------------------
 0.45%      0.71%        4.71%
 0.45%      0.82%        4.01%
 0.45%      0.69%        1.92%
 0.45%      0.56%        0.57%
 0.45%      0.67%        0.84%


----------------------------------
 0.84%      1.02%        4.30%
 0.84%      1.02%        3.61%
 0.84%      0.97%        1.61%
 0.84%      0.89%        0.18%
 0.84%      0.90%        0.45%




----------------------------------
 0.20%      0.78%        4.99%
 0.20%      0.81%        4.24%
 0.20%      0.75%        2.22%
 0.20%      0.70%        0.86%
 0.20%      0.48%        1.14%

(a)Reflects the expense ratio excluding any waivers and/or reimbursements.
(b)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c)Calculated based on average shares outstanding during the period.
(d)Less than $0.01 per share.
(e)On July 22, 2003, Institutional Shares were redesignated as Universal Shares.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                      SELECTED DATA FOR A SINGLE SHARE                                     Net
                  -------------------------------------------------------------------------             Assets at
                  Beginning                  Net     Distributions  Distributions  Ending                End of
Year Ended        Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
August 31,        Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)   Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
----------------- --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                 -         -            -           -              -             -         -           -

DAILY ASSETS GOVERNMENT FUND

  Preferred Shares
-----------------------------------------------------------------------------------------------------------------
 2007               $1.00     $0.05/(d)/     --/(f)/    $(0.05)          --         $1.00     5.35%     $140,173
 2006                1.00      0.04/(d)/     --          (0.04)          --          1.00     4.57%      111,921
 2005                1.00      0.02/(d)/     --          (0.02)          --          1.00     2.52%       21,316
 2004                1.00      0.01          --/(f)/     (0.01)          --          1.00     1.04%       23,386
 2003                1.00      0.01          --          (0.01)          --          1.00     1.40%       11,549

  Universal Shares
-----------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/     --/(f)/     (0.05)          --          1.00     5.26%       29,134
 2006                1.00      0.04/(d)/     --          (0.04)          --          1.00     4.49%       42,523
 2005                1.00      0.02/(d)/     --          (0.02)          --          1.00     2.43%       24,779
 2004                1.00      0.01          --/(f)/     (0.01)          --          1.00     0.96%      113,881
 2003                1.00      0.01          --          (0.01)          --          1.00     1.29%      114,173

  Institutional Service Shares
-----------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/     --/(f)/     (0.05)          --          1.00     5.01%       37,480
 2006                1.00      0.04/(d)/     --          (0.04)          --          1.00     4.23%       46,873
 2005                1.00      0.02/(d)/     --          (0.02)          --          1.00     2.18%       55,420
 2004                1.00        --/(f)/     --/(f)/        --/(f)/      --          1.00     0.71%       55,142
 2003/(e)/           1.00        --/(f)/     --             --/(f)/      --          1.00     0.16%       76,273

  Institutional Shares
-----------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/     --/(f)/     (0.05)          --          1.00     4.88%       74,905
 2006                1.00      0.04/(d)/     --          (0.04)          --          1.00     4.11%       73,843
 2005                1.00      0.02/(d)/     --          (0.02)          --          1.00     2.06%       56,843
 2004                1.00      0.01          --/(f)/     (0.01)          --          1.00     0.59%       73,575
 2003                1.00      0.01          --          (0.01)          --          1.00     0.91%       90,740

  Investor Shares
-----------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/     --/(f)/     (0.05)          --          1.00     4.60%      100,663
 2006                1.00      0.04/(d)/     --          (0.04)          --          1.00     3.83%       67,747
 2005                1.00      0.02/(d)/     --          (0.02)          --          1.00     1.78%       62,560
 2004                1.00      0.01          --/(f)/     (0.01)          --          1.00     0.32%       64,028
 2003                1.00      0.01          --          (0.01)          --          1.00     0.64%       47,383

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------
 0.12%      0.23%        5.22%
 0.12%      0.18%        4.34%
 0.12%      0.18%        2.56%
 0.12%      0.18%        1.06%
 0.11%      0.25%        1.05%


----------------------------------
 0.20%      0.31%        5.14%
 0.20%      0.30%        4.36%
 0.20%      0.25%        2.12%
 0.20%      0.26%        0.95%
 0.20%      0.28%        1.26%


----------------------------------
 0.45%      0.57%        4.89%
 0.45%      0.51%        4.20%
 0.45%      0.50%        2.10%
 0.45%      0.51%        0.69%
 0.45%      0.58%        0.70%


----------------------------------
 0.57%      0.67%        4.78%
 0.57%      0.61%        4.03%
 0.57%      0.61%        2.05%
 0.57%      0.62%        0.58%
 0.57%      0.63%        0.92%


----------------------------------
 0.84%      0.91%        4.50%
 0.84%      0.88%        3.80%
 0.84%      0.87%        1.74%
 0.84%      0.86%        0.32%
 0.84%      0.89%        0.63%

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                       SELECTED DATA FOR A SINGLE SHARE                                      Net
                  ---------------------------------------------------------------------------             Assets at
                  Beginning                  Net       Distributions  Distributions  Ending                End of
Year Ended        Net Asset    Net        Realized       from Net       from Net    Net Asset              Period
August 31,        Value Per Investment     Gain on      Investment      Realized      Value     Total      (000's
(except as noted)   Share     Income     Investments      Income          Gains     Per Share Return/(b)/ Omitted)
----------------- --------- ----------   -----------   -------------  ------------- --------- ----------  ---------
-                 -         -            -             -              -             -         -           -

DAILY ASSETS CASH FUND

  Preferred Shares
-------------------------------------------------------------------------------------------------------------------
 2007               $1.00     $0.05/(d)/       --/(f)/    $(0.05)          --         $1.00     5.37%     $ 69,354
 2006                1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     4.56%      101,504
 2005                1.00      0.03/(d)/    (0.01)         (0.02)          --          1.00     2.49%       39,746
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       19,166
 2003                1.00      0.01            --          (0.01)          --          1.00     1.37%        2,979

  Universal Shares
-------------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     5.29%      102,838
 2006                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.48%       78,698
 2005                1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.41%       39,274
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%       35,892
 2003                1.00      0.01            --          (0.01)          --          1.00     1.29%      104,842

  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     5.02%       54,799
 2006                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.22%       54,766
 2005                1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.15%       27,137
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.71%       26,423
 2003/(e)/           1.00        --/(f)/       --             --/(f)/      --          1.00     0.18%       36,876

  Institutional Shares
-------------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     4.90%      104,420
 2006                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.10%       99,321
 2005                1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.03%       56,650
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.59%       95,985
 2003                1.00      0.01            --          (0.01)          --          1.00     0.92%       92,186

  Investor Shares
-------------------------------------------------------------------------------------------------------------------
 2007                1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     4.62%      236,993
 2006                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     3.82%      207,458
 2005                1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.76%      236,742
 2004                1.00        --/(f)/       --/(f)/        --/(f)/      --          1.00     0.32%      394,665
 2003                1.00      0.01            --          (0.01)          --          1.00     0.64%      303,389

  B Shares
-------------------------------------------------------------------------------------------------------------------
 2007                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     3.78%          490
 2006                1.00      0.03/(d)/       --/(f)/     (0.03)          --          1.00     2.99%          323
 2005/(e)/           1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     0.92%           30

  C Shares
-------------------------------------------------------------------------------------------------------------------
 2007                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     3.78%        1,694
 2006                1.00      0.03/(d)/       --/(f)/     (0.03)          --          1.00     2.99%          868
 2005/(e)/           1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     0.93%           36

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------
 0.12%       0.23%       5.24%
 0.12%       0.23%       4.61%
 0.12%       0.32%       2.64%
 0.12%       0.31%       1.06%
 0.12%       0.30%       1.39%


----------------------------------
 0.20%       0.30%       5.16%
 0.20%       0.29%       4.41%
 0.20%       0.34%       2.32%
 0.20%       0.27%       0.94%
 0.20%       0.28%       1.24%


----------------------------------
 0.45%       0.54%       4.91%
 0.45%       0.56%       4.27%
 0.45%       0.60%       2.04%
 0.45%       0.54%       0.71%
 0.45%       0.58%       0.76%


----------------------------------
 0.57%       0.63%       4.79%
 0.57%       0.65%       4.16%
 0.57%       0.68%       1.97%
 0.57%       0.63%       0.59%
 0.57%       0.61%       1.01%


----------------------------------
 0.84%       0.89%       4.52%
 0.84%       0.88%       3.76%
 0.84%       0.91%       1.71%
 0.84%       0.87%       0.32%
 0.84%       0.86%       0.68%


----------------------------------
 1.65%      21.75%       3.72%
 1.65%      48.98%       3.39%
 1.65%     161.82%       1.20%


----------------------------------
 1.65%       6.59%       3.71%
 1.65%      15.85%       3.50%
 1.64%     158.38%       1.23%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Calculated based on average shares outstanding during the period.
(e)See Note 1 for dates of commencement of operations.
(f)Less than $0.01 per share.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of August 31, 2007, and the dates on which they commenced operations were as follows:

                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------  ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Obligations             Universal Shares                      July 1, 1998
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, DIVIDEND AND INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2007


FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

NEW ACCOUNTING PRONOUNCEMENTS In June 2006, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN48") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years no later than June 30, 2007. FIN48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Fund management has determined that the Funds have not taken any tax positions in the current or prior reporting periods that would require reporting under FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from its adoption on the Funds' future financial statements.

RESTRICTED SECURITIES The Funds may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or, if the securities are registered, to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Funds is included in the Schedule of Investments.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Monarch Investment Advisors, LLC (the "Adviser"), is the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the combined Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICES The Funds pay (other than Daily Assets Government Obligations Fund) a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for these share classes. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citigroup or its affiliated companies.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2007


TRUSTEES AND OFFICERS Certain officers of the Trust are directors, officers or employees of the aforementioned companies.

NOTE 4. WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

The Adviser and Citigroup voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the year ended August 31, 2007, fees waived and expenses reimbursed for each Fund were as follows:

                                                 DAILY ASSETS
                                 DAILY ASSETS     GOVERNMENT     DAILY ASSETS   DAILY ASSETS
                                 TREASURY FUND OBLIGATIONS FUND GOVERNMENT FUND  CASH FUND
                                 ------------- ---------------- --------------- ------------
Advisory                           $     --        $  9,360        $     --       $     --
Administration                       78,556          19,998         286,878        392,153
Custody                                 207              74           4,068          2,506
Shareholder Service                      --              --          14,546          6,080
Transfer Agency                         427          12,311          44,440             --
Portfolio Accounting                  6,998           8,616              --             --
Reimbursed Expenses by Citigroup     66,184          58,310          23,073        111,339
                                   --------        --------        --------       --------
Total                              $152,372        $108,669        $373,005       $512,078
                                   ========        ========        ========       ========

NOTE 5. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of August 31, 2007, distributable earnings (accumulated losses) on a tax basis were as follows:

                                                         UNDISTRIBUTED
                                          UNDISTRIBUTED    LONG-TERM   CAPITAL AND
                                         ORDINARY INCOME     GAIN      OTHER LOSSES  TOTAL
                                         --------------- ------------- ------------ --------
Daily Assets Treasury Fund                  $ 35,151        $   --       $    --    $ 35,151
Daily Assets Government Obligations Fund      75,173            --        (1,432)     73,741
Daily Assets Government Fund                  30,940         2,900            --      33,840
Daily Assets Cash Fund                       300,108            --          (570)    299,538

The tax character of distributions paid during 2007 and 2006 were as follows:

                                                     ORDINARY INCOME
                                                 -----------------------
                                                    2007        2006
                                                 ----------- -----------
        Daily Assets Treasury Fund               $ 3,540,920 $ 2,619,721
        Daily Assets Government Obligations Fund     934,308     763,875
        Daily Assets Government Fund              18,992,567  56,933,718
        Daily Assets Cash Fund                    28,451,931  17,852,642

The capital loss carryovers available to offset future gains, as of August 31, 2007, were as follows:

       Daily Assets Government Obligations Fund
                                                Expiring August 2008 $798
                                                Expiring August 2009  632
                                                Expiring August 2011    2
       Daily Assets Cash Fund                   Expiring August 2014  570

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2007

PROXY VOTING GUIDELINES - A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's website at WWW.SEC.GOV. For the twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE - The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

For Federal income tax purposes, all of the income dividends paid by each Fund for the tax year ended August 31, 2007 were ordinary income for federal income tax purposes. The percentage of ordinary income distributions designated as Qualifying Interest Income exempt from U.S. tax for foreign shareholders ("QII") is presented below.

                                                           QII
                                                         ------
                Daily Assets Treasury Fund               100.00%
                Daily Assets Government Obligations Fund  96.48
                Daily Assets Government Fund              99.41
                Daily Assets Cash Fund                    99.46

SHAREHOLDER EXPENSES EXAMPLE - As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including contingent deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2007


                               BEGINNING       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  EXPENSE
                             MARCH 1, 2007 AUGUST 31, 2007   PERIOD*     RATIO
                             ------------- --------------- ----------- ----------
DAILY ASSETS TREASURY FUND

INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,023.41       $2.30       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,021.39       $4.28       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,025.32       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%

DAILY ASSETS GOVERNMENT FUND

PREFERRED SHARES
Actual Return                  $1,000.00      $1,026.56       $0.61       0.12%
Hypothetical Return            $1,000.00      $1,024.60       $0.61       0.12%
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,026.13       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,024.86       $2.30       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                  $1,000.00      $1,024.24       $2.91       0.57%
Hypothetical Return            $1,000.00      $1,022.33       $2.91       0.57%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,022.85       $4.28       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%

DAILY ASSETS CASH FUND

PREFERRED SHARES
Actual Return                  $1,000.00      $1,026.67       $0.61       0.12%
Hypothetical Return            $1,000.00      $1,024.60       $0.61       0.12%
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,026.26       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,024.97       $2.30       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                  $1,000.00      $1,024.36       $2.91       0.57%
Hypothetical Return            $1,000.00      $1,022.33       $2.91       0.57%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,022.97       $4.28       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%
B SHARES
Actual Return                  $1,000.00      $1,018.83       $8.40       1.65%
Hypothetical Return            $1,000.00      $1,016.89       $8.39       1.65%
C SHARES
Actual Return                  $1,000.00      $1,018.83       $8.40       1.65%
Hypothetical Return            $1,000.00      $1,016.89       $8.39       1.65%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2007


TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for oversight of the management of the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Forum Funds, another registered investment company (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the same capacities noted below for Forum Funds with the exception of Mr. Fischer and Mr. Singer who do not serve as officers of Forum Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the fund complex. Each Independent Trustee is also an Independent Trustee of Forum Funds. John Y. Keffer is an Interested Trustee/Director of Forum Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 754-8757.

        NAME             POSITION WITH        LENGTH OF                PRINCIPAL OCCUPATION(S)
   AND BIRTH DATE          THE TRUST         TIME SERVED                 DURING PAST 5 YEARS
-------------------- ---------------------- ------------- -------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish    Chairman of the Board; Trustee since Retired; Partner, Wolf, Block, Schorr and Solis-
Born: 1943           Trustee; Chairman,     1989          Cohen, LLP (law firm) 2002-2003; Partner,
                     Compliance Committee,  (Chairman     Thelen Reid & Priest LLP (law firm) 1995-2002.
                     Nominating Committee   since 2004)
                     and Qualified Legal
                     Compliance Committee

Costas Azariadis     Trustee                Trustee since Professor of Economics, Washington University
Born: 1943           Chairman, Valuation    1989          (effective 2006); Professor of Economics,
                     Committee                            University of California-Los Angeles 1992-2006.

James C. Cheng       Trustee                Trustee since President, Technology Marketing Associates
Born: 1942           Chairman, Audit        1989          (marketing company for small-and medium-sized
                     Committee                            businesses in New England).
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John Y. Keffer       Trustee                Trustee since President, Forum Foundation (a charitable
Born: 1942           Chairman, Contracts    1989          organization) since 2005; President, Forum Trust,
                     Committee                            LLC (a non-depository trust company) since
                                                          1997; President, Citigroup Fund Services, LLC
                                                          ("Citigroup") 2003-2005; President, Forum
                                                          Financial Group, LLC ("Forum") (a fund services
                                                          company acquired by Citibank, N.A. in 2003).
-----------------------------------------------------------------------------------------------------------
OFFICERS
Anthony R. Fischer   President; Principal   Since 2006    Co-Chairman and President, Monarch Investment
Born: 1948           Executive Officer                    Advisors, LLC since 2006; President, Castle
                                                          Asset Management, Inc. since 1992.

Jack J. Singer       Treasurer; Principal   Since 2006    Co-Chairman and Chief Executive Officer,
Born: 1944           Financial Officer                    Monarch Investment Advisors, LLC since 2006;
                                                          Executive Director, Forum Investment Advisors,
                                                          LLC 2005-2006; Senior Managing Director,
                                                          Comerica Securities, Inc. 2001-2005.

Beth P. Hanson       Vice President;        Since 2003    Relationship Manager, Citigroup since 2003;
Born: 1966           Assistant Secretary                  Relationship Manager, Forum 1999 - 2003.

Scott Hagwood        Vice President         Since 2007    Director and Relationship Manager, Citigroup
Born: 1968                                                since 2007; Relationship Manager, SEI
                                                          Investments, 1999-2006

Brian Eng            Secretary              Since 2007    Vice President and Counsel, Citigroup since
Born: 1972                                                2007; Associate, Goodwin Proctor LLP 2005-
                                                          2007; Law Clerk, Goodwin Proctor LLP 2003-
                                                          2005; Vice President and Portfolio Strategist,
                                                          Dion Money Management 2001-2002.
-----------------------------------------------------------------------------------------------------------

                                 MONARCH FUNDS

                          DAILY ASSETS TREASURY FUND

                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND

                                 MONARCH FUNDS
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757

                                  110-AT-0907
                             FOR MORE INFORMATION

This report is submitted for the general information of the shareholders of the
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.

A code of ethics has not been adopted for the registrant's principal officers, as it is not required by Rule 17j-1 of the 1940 Act.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Monarch Daily Assets Government Fund
Monarch Daily Assets Cash Fund
Monarch Daily Assets Treasury Fund
Monarch Daily Assets Government Obligations Fund

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $74,500 in 2006 and $78,000 in 2007.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $12,400 in 2006 and $13,200 in 2007. These services consisted of review and/or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than services reported in paragraphs (a) through (c) of this Item were $6,970 in 2006 and $3,650 in 2007. These services consisted of registration statement filing review.

(e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant in accordance with paragraph
(c)(7)(i) (c) of Rule 2-01 of Regulation S-K.

(e) (2) 100.00%

(f) Not applicable.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $19,370 in 2006 and $16,850 in 2007. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11.CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.


(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Monarch Funds

By   /s/ Anthony R. Fischer
     ---------------------------
     Anthony R. Fischer,
     Principal Executive Officer
Date 10/24/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ Anthony R. Fischer
     ---------------------------
     Anthony R. Fischer,
     Principal Executive Officer
Date 10/24/07

By   /s/ Jack J. Singer
     ---------------------------
     Jack J. Singer,
     Principal Financial Officer
Date 10/24/07